Fair Value - Nonrecurring Gain/Loss Adjustments (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 200	$ 85	$ 404
Other real estate owned	52	6	39
Total Losses from Fair Value Adjustments, Assets Measured on a Nonrecurring Basis	$ 252	$ 91	$ 443